Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Summary of significant accounting policies

Note 2 — Summary of significant accounting policies

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the applicable rules and regulations of the Securities and Exchange Commission.

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All inter-company transactions and balances are eliminated upon consolidation.

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Actual results could differ from these estimates. Accounting estimate reflected in the Company’s consolidated financial statements includes an estimate of provision for credit losses related to accounts receivable and other receivables.

Segment Information

The Company adopted ASU 2023-07, Improvements to Reportable Segment Disclosures (Topic 280) for the year ended March 31, 2025. ASC 280 defines that an operating segment is a component of a public entity with a discrete financial information and operating results available for regular review by the entity’s Chief Operating Decision Maker (“CODM”). The Company’s chief operating decision makers (“CODM”) include its Chief Executive Director and Chief Financial Officer who review financial information presented on a consolidated basis. The Company’s operation and assets are located in Hong Kong and generated its revenues substantially from clients in Hong Kong for the years ended March 31, 2024, 2025 and 2026. Accordingly, the Company determines that it operates as one operating segment and is managed on a consolidated basis with revenue and operating expenses consolidated to measure the company-wide operating results and performance. No geographical segment is presented. When evaluating performance and allocating resources, the CODMs use consolidated income from operations and net income. Based on these financial metrics, the CODMs make key operational decisions and allocate budget between direct cost of revenue, general and administrative expenses and selling and marketing expenses.

Earnings per share

Basic earnings per share is computed by dividing net income attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during period presented. Diluted income per share is calculated by dividing net income attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. However, ordinary share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded.

Foreign currency translation and transaction

The Company uses Hong Kong Dollar (“HKD”) as its reporting currency. The functional currency of the Company and its subsidiary in British Virgin Islands is United States Dollar (“US$”) and its subsidiary which is incorporated in Hong Kong is HKD, which is its respective local currency based on the criteria of ASC 830, “Foreign Currency Matters”.

In the consolidated financial statements of the Company, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the consolidated income statements during the year in which they occur.

Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of income and comprehensive income, consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows from HKD into US$ as of March 31, 2026 are solely for the convenience of the readers and are calculated at the rate of US$1.00=HKD 7.84, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on April 6, 2026. No representation is made that the HKD amounts could have been, or could be, converted, realized or settled into US$ at such rate, or at any other rate.

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 inputs to the valuation methodology are unobserved and significant to the fair value.

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest.

Revenue recognition

The Company recognized revenues under ASC Topic 606, Revenue from Contracts with Customers. The five-step model defined by ASC Topic 606 requires the Company to (1) identify its contracts with customers, (2) identify its performance obligations under those contracts, (3) determine the transaction prices of those contracts, (4) allocate the transaction prices to its performance obligations in those contracts and (5) recognize revenue when each performance obligation under those contracts is satisfied.

Revenues are recognized when control of the promised services and deliverables are transferred to the Company’s clients in an amount that reflects the consideration the Company expects to be entitled to and receive in exchange for services and deliverables rendered.

The Company has elected to apply the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.

The Company elected a practical expedient that it does not adjust the promised amount of consideration for the effects of a significant financing component if the Company expects that, upon the inception of revenue contracts, the period between when the Company transfers its promised services or deliverables to its clients and when the clients pay for those services or deliverables will be one year or less.

The Company generates revenues from fees charged for the professional services (corporate consultancy, taxation and company secretary) provided to its clients.

There are three revenue streams within the Company’s operations: corporate consultancy services, taxation services and company secretarial services.

Corporate consultancy services

Corporate consultancy services include general corporate consultancy services, financial due diligence services, IPO feasibility and internal control advisory services.

The Company delivers general corporate consultancy services monthly throughout the contract terms. The Company concludes that each monthly service (1) is distinct, (2) meets the criteria for recognizing revenue over time, and (3) has the same method for measuring progress. In addition, the services provided each month are substantially the same and result in the transfer of substantially the same service to the client, even though the exact volume of services may vary each month. Therefore, the Company determined that these monthly services satisfy the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation, to which  the entire transaction price is allocated. There is no variable consideration, significant financing component, or non-cash consideration present in the contract. Accordingly, using the output method, the Company recognizes revenues for these services monthly as it satisfies its performance obligations over the contract terms.

Financial due diligence consists of a series of tasks, such as understanding and assessing the client’s business and organizational structure, the qualifications of its accounting staff, and its industry, operational and accounting processes. The Company also evaluates the client’s financial performance, cash flow and tax compliance. A financial due diligence report is delivered to the client upon the completion of the assessment. The Company recognizes revenue for this service line at a point in time when the financial due diligence report is delivered to the client.

IPO feasibility analysis was introduced during the year ended March 31, 2026. This service line comprises a series of tasks such as introducing the IPO mechanism, recommending appropriate types of IPOs, assessing the profile and IPO knowledge of key management team members, and evaluating the client’s structure, business, operational workflows, and liquidity for IPO feasibility and listing eligibility. The Company delivers an IPO report upon the completion of its evaluation. The Company recognizes revenue for this service line at a point in time when the IPO report is delivered to the client.

The Company’s internal control advisory services are typically provided on an annual or semi-annual basis. The Company has determined that these advisory services represent a single performance obligation, as the series of tasks of this service line are highly interrelated and are not separable or distinct within the context of the contract; the client cannot benefit from any individual task on a stand-alone basis. Accordingly, the entire transaction price is allocated to this single performance obligation. The Company recognizes revenues for internal control advisory services at a point in time when the agreed-upon services are completed and delivered to the client.

Revenues generated from corporate consultancy services are generally based on the fixed fee billing arrangement that requires the client to pay pre-established fees in exchange for a predetermined set of professional services. The client agrees to pay fixed fees periodically over the contract terms as specified in the service agreement.

The Company does not record contract assets for these services, as its right to consideration in exchange for corporate consultancy services transferred to the client is unconditional (i.e., contingent only upon the passage of time). Such unconditional rights to consideration are classified as receivables.

Taxation services

Clients engage the Company for taxation services through either written or verbal agreements. The predetermined fees for taxation services are agreed upon by both the Company and the client. Taxation services represent a single performance obligation, as a series of tasks of this service line are interrelated and are not separable or distinct within the context of the contract. The client cannot benefit from any individual tasks on a stand-alone basis. The transaction price is allocated entirely to this single performance obligation. There is no variable consideration, significant financing components, or non-cash consideration in the contract. The Company recognizes revenues at a point in time when its obligations are performed, which occurs when the tax return filings are rendered to the client. The Company monitors collections of taxation service billings on a monthly basis.

The Company does not record contract assets for these services, as its right to consideration in exchange for taxation services transferred to the client is unconditional (i.e., contingent only upon the passage of time). Such unconditional rights to consideration are classified as receivables.

Company secretarial services

The Company provides company secretarial services to the client pursuant to verbal agreements. Fees for these services are predetermined and mutually agreed upon with the client. Revenues generated from company secretarial services consist of services tendered on an annual basis and other agreed-upon services provided on a non-recurring basis.

For company secretarial services provided on an annual basis, the Company has determined that the services provided each month during the annual service term (1) are distinct, (2) meet the criteria for recognizing revenue over time, and (3) have the same method for measuring progress. The Company concluded that the services provided each month are substantially the same and result in the transfer of substantially the same services to the client. The benefits consumed by the client are substantially the same for each monthly period, even though the exact volume of services may vary. Therefore, the Company concludes that the monthly company secretarial services satisfy the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation.  The Company recognizes revenue for annual company secretarial services over time.

For other agreed-upon services, non-recurring basis, the tasks are separable and distinct, as the client can benefit from each task on a standalone basis. Revenue for these non-recurring services is recognized at a point in time when the specified performance criteria are met.

The Company’s contracts for company secretarial services do not contain variable consideration, significant financing components, or non-cash considerations. The Company generally requests prepayments from a majority of its clients for company secretarial services.

The Company does not record contract assets for these services, as its right to consideration in exchange for company secretarial services transferred to the client is unconditional (i.e., contingent only upon the passage of time). Such unconditional rights to consideration are classified as receivables.

Reimbursable expenses, including those relating to travel and out-of-pocket expenses, are generally excluded from revenues.

Direct Cost of Revenues

Direct cost of revenues consists of employee compensation, related payroll benefits, consultancy expenses and the Company’s director remuneration which are attributable to the revenue-generating activities.

Cash and cash equivalents

Cash

Cash primarily consists of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use. The Company maintains its bank accounts in the Hong Kong SAR.

Cash equivalents

Cash equivalents represent excess cash we predominantly invest in time deposits which are denominated in Hong Kong Dollars with maturity periods from one to two months at a bank in Hong Kong SAR. As of March 31, 2025 and 2026, the ending balances of our time deposits were HKD 1,742,536 and HKD 1,023,279 (US$130,520), respectively.

Deposit protection

Deposit accounts are inclusive of saving deposits, checking account deposits and time deposits with no more than 5-year maturity denominated in Hong Kong Dollars, Renminbi or any other currencies at the banks and financial institutions who are the members of Deposit Protection Scheme (the “Scheme”) will be covered up to a limit of HKD 800,000 (approximately US$102,041), per depositor per scheme member by Hong Kong Deposit Protection Board in an event of bank failure.

As of March 31, 2025 and 2026, cash and cash equivalent balances, HKD 942,808 and HKD 4,652,903 (US$593,482), respectively, held in the financial institutions in Hong Kong are uninsured. The Company has not experienced any losses in bank accounts and believes its credit risk is not significant.

Accounts receivable, net

Accounts receivable represents the service fees earned from clients but have not yet been collected and is recorded at net realizable value. The Company establishes a provision for credit losses using the current expected credit loss model (“CECL model”) under ASC 326. Management reviews the adequacy of the provision for credit losses based upon the expected collectability of all accounts receivable, which takes into consideration of the number of days past due, collection history, individual account analysis, current market conditions, management’s reasonable and supportable forecast of future business operations and economic conditions. Account balances are written off against the provision after all means of collection have been exhausted and the likelihood of collection is remote.

Provision for credit losses for accounts receivable was HKD 806 and HKD nil (US$ nil) as of March 31, 2025 and 2026, respectively (See Note 5).

Other receivables, net

Other receivables include out-of-pocket expenses such as business registration fee and annual return filing fee billed to the Company’s clients but have not yet collected. Other receivables are recorded at net realizable value. The Company establishes a provision for credit losses using the current expected credit loss model (“CECL model”) under ASC 326. Management reviews the adequacy of the provision for credit losses based upon the expected collectability of all other receivables, which takes into consideration of the number of days past due, collection history, individual account analysis, current market conditions, management’s reasonable and supportable forecast of future business operations and economic conditions. Account balances are written off against the provision after all means of collection have been exhausted and the likelihood of collection is remote.

Provision for credit losses for other receivables was HKD 1,288 and HKD nil (US$ nil) and as of March 31, 2025 and 2026, respectively (See Note 6).

Deferred offering costs

Costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs include legal fees related to the registration drafting and counsel, consulting fees related to the registration preparation, SEC filing and printing costs, as well as investor relations related to the equity offering. Deferred offering costs are reviewed at each reporting date to determine whether they continue to qualify for deferral. Costs that otherwise cease to qualify for deferral, are written off to general and administrative expenses when such determination is made. As of March 31, 2026, the Company had not concluded its offering. During the year ended March 31, 2026, the Company identified HKD 4,314,289 (US$550,292) in costs that no longer benefited its offering and recognized this amount in the Consolidated Statement of Income and Comprehensive Income. As of March 31, 2025 and 2026, the accumulated deferred offering costs were HKD 13,992,092 and HKD 10,495,460 (US$1,338,707), respectively.

Deposits, noncurrent

Deposits, noncurrent consist of rental deposit to a lessor for the Company’s office lease agreement entered in 2015 and a deposit made to a utility company. In April 2026, the Company renewed its operating lease agreement with the lessor which will be expired in March 2028. The rental deposit will be refunded to the Company upon the termination or expiration of the lease agreement as well as the delivery of the vacant leased property to the lessor by the Company. The deposit to the utility company was required when the Company applied for electricity supply for its leased office facility. This payment will be refundable when the Company terminates its electricity supply service and the outstanding balance for its electricity bill is fully settled. The service period of electricity supply is concurrent with the lease term of its office facility. Accordingly, the deposits are classified as non-current.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. Depreciation is computed using the straight-line method after consideration of the estimated useful lives. The estimated useful lives are as follows:

Lesser of Lease Term or Estimated Useful Life
Leasehold improvements	Lesser of lease term or 5 years
Furniture and office equipment	5 years
Computer software	3-4 years
Automobiles	3-4 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the statements of operations. Expenditures on maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterment, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Impairment for long-lived assets

Long-lived assets, including property and equipment with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss in an amount that the carrying value exceeds the fair value. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of March 31, 2025 and 2026, no impairment of long-lived assets was recognized.

Deferred revenue

Deferred revenue represents payments received from the Company’s clients in advance of the Company’s services and deliverables being rendered. Clients may also make advance payments, which are held on deposit or receipt in advance until completion of work or over contract periods. Deferred revenue will be recognized in revenues in its consolidated statements of income and comprehensive income when each performance obligation under the contracts with its clients is satisfied.

Employee benefits

Hong Kong Employment Ordinance (the “Ordinance”) requires an employee employed under a continuous employment contract is entitled to sickness allowance if (1) the sick leave taken is not less than four consecutive days; (2) the sick leave take is supported by an appropriate medical certificate; and (3) the employee has accumulated sufficient number of paid sickness days. The daily rate of sickness allowance is a sum equivalent to four-fifths of the average daily wages earned by an employee in the 12-month period preceding the first sickness day.

The Ordinance also requires an employee is entitled to 12 statutory holidays regardless of his or her length of services. Holiday pay should be paid to the employee whose continuous employment contract is not less than three months immediately preceding a statutory holiday is entitled to the holiday pay.

An employee is entitled to a paid annual leave after having been employed under a continuous employment contract for every 12 months. An employee’s paid annual leave increases progressively from 7 days to a maximum of 14 days in accordance with his or her length of employment.

Under Hong Kong Mandatory Provident Fund Schemes Ordinance, an employer shall enroll their regular employees in Mandatory Provident Fund Schemes. Regular employees are those who are between 18 and 64 years of age and have been employed for 60 consecutive days or more. An employer is required to make regular mandatory contributions at least 5% of the employee’s monthly income between HKD 7,000 and HKD 30,000 and HKD 1,500 of the employee’s monthly income over HKD 30,000.

Leases

The Company determines if an arrangement is a lease at inception. Lease assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The discount rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate based on the information available at the lease commencement date. The Company generally uses the base, non-cancelable lease term in calculating the right-of-use assets and lease liabilities.

The Company recognizes the lease expense on a straight-line basis over the lease terms.

The Company also elected to apply the short-term lease exception for lease arrangements with a lease term of 12 months or less at commencement. Lease terms used to compute the present value of lease payments do not include any option to extend, renew or terminate the lease that the Company is not able to reasonably certain to exercise upon the lease inception. Accordingly, operating lease right-of-use assets and liabilities do not include leases with a lease term of 12 months or less.

The Company did not adopt the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. Non-lease components include payments for building management, utilities and property tax. It separates the non-lease components from the lease components to which they relate.

For the years ended March 31, 2024, 2025 and 2026, the Company’s operating lease expense was HKD 302,870, HKD 281,376, and HKD 279,422 (US$35,641), respectively.

The Company evaluates the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted cash flows of the related operations. The Company has elected to include the carrying amount of operating lease liabilities in any tested asset group and include the associated lease payments in the undiscounted cash flows. For the years ended March 31, 2025 and 2026, the Company did not have any impairment loss against its operating lease ROU assets.

Income taxes

ALE Group Holding and ALE (BVI) Limited are not subject to tax on income or capital gains under the current laws of the British Virgin Islands. In addition, upon payments of dividends by the ALE (BVI) Limited and the Company’s subsidiary in Hong Kong, ALE Corporate Services Limited to the Company’s shareholders, no British Virgin Islands withholding tax will be imposed.

ALE Corporate Services Limited is incorporated in and carries trade and business in Hong Kong Special Administrative Region and is subject to Hong Kong profits tax under Inland Revenue Department Ordinance.

No taxable income was generated outside Hong Kong for the years ended March 31, 2024, 2025 and 2026. The Company accounts for income tax in accordance with U.S. GAAP. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred tax.

The charge for taxation is based on the results for the fiscal year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is accounted for using the asset and liability method with respect to temporary differences arising from the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis used in the computation of assessable tax profit. Deferred tax liabilities are recognized for all future taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable income will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled.

Deferred tax is charged or credited in the consolidated statements of income and comprehensive income, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely to be realized upon examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest related to underpayment of income tax are classified as income tax expense in the period incurred.

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

As of March 31, 2026, the Company had no outstanding lawsuits nor claims.

Concentration of Risks

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents and account receivable. The Company places its cash and cash equivalents with financial institutions with high-credit ratings and quality. The Company’s credit risk with respect to cash and cash equivalents is discussed under “Cash and cash equivalent” in this section.

Accounts receivable represents the service fees earned from clients but have not yet been collected. Other receivables consist of out-of-pocket payments to be receivable from the service clients. To reduce credit risk, the Company performs on-going credit evaluations of the financial condition of these service clients. The Company establishes a provision for credit losses based upon estimates, factors surrounding the credit risk of specific service clients and other information.

Concentration of customers

As of March 31, 2025, six major customers, Client A, Client B, Client C, Client D, Client F and Client G accounted for 17.4%, 13.9%, 13.9%, 10.1%, 28.0% and 10.1%, respectively, of the Company’s total accounts receivable.

As of March 31, 2026, four major customers, Client A, Client B, Client C and Client J accounted for 11.9%, 16.3%, 16.3% and 39.1%, respectively, of the Company’s total accounts receivable.

For the year ended March 31, 2024, five major customers, Client A, Client B, Client C, Client F and Client H accounted for 16.0%, 11.0%, 11.0%, 12.5% and 11.0%, respectively, of the Company’s total revenues.

For the year ended March 31, 2025, five major customers, Client A, Client B, Client C, Client F and Client H accounted for 14.8%, 10.1%, 10.1%, 20.5% and 10.1%, respectively, of the Company’s total revenues.

For the year ended March 31, 2026, three major customers, Client A, Client F and Client J accounted for 13.6%, 10.6%, and 14.0% respectively, of the Company’s total revenues.

Recent accounting pronouncements

Recently Adopted Accounting Standards

In December 2023, the FASB Issued Accounting Standards Update No. 2023-09, “Income Taxes (Topic 740)”. ASU 2023-09 addresses investor requests for more disclosure about the tax risks in an entity’s global operations. This provides guidance for a disclosure of more detailed tax rate reconciliation and income tax paid in various jurisdictions. For public business entities (PBEs), this ASU will be effective for annual periods beginning after December 15, 2024. For entities other than public business entities (non-PBEs), this ASU will be effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The ASU should be applied prospectively. Retrospective application is permitted. The Company adopted this ASU from April 1, 2025 on a prospective basis. The Company evaluated that the adoption of this guidance does not have a material impact on its consolidated financial statements.

Accounting Pronouncements Issued But Not Yet Adopted

The ASU 2025-01: Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40) issued in January 2025 clarified the effective date of ASU 2024-03 published on November 4, 2024. ASU 2024-03 expanded the disclosure of financial statements under ASC220-40 and requires public business entities (“PBE”) to provide a disaggregated disclosure of certain expense captions into specified categories in disclosure within the footnote to the financial statements, while it does not change the expense captions on the face of the income statement. In the footnote to the financial statements, PBEs are required to disaggregate, in a tabular presentation, each relevant expense caption on the face of the income statement that includes any of the following natural expenses: (1) purchases of inventory, (2) employee compensation, (3) depreciation, (4) intangible asset amortization, and (5) depreciation, depletion, and amortization (DD&A) recognized as part of oil- and gas-producing activities or other types of depletion expenses. The tabular disclosure would also include certain other expenses, when applicable. This ASU will be effective for PBEs for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is allowed. The Company is currently evaluating the impact of the adoption of this guidance on its consolidated financial statements.

In July 2025, the FASB released Accounting Standards Updated No. 2025-05, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets”, which amends ASC 326-20 by simplifying the measurement of credit losses on current account receivable and current contract assets arising from transactions accounted for under ASC 606. The guidance provides a practical expedient for all entities and an accounting policy election for all private entities. The practical expedient allows entities to assume that the current conditions as of the balance sheet date will remain unchanged for the remaining life of the assets when developing a reasonable and sustainable forecast for estimating expected credit losses on these assets. Entities other than public business entities that elect the practical expedient are permitted to make an accounting election to consider collection activity following the balance sheet date when measuring the estimated credit losses on those assets. This guidance is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods on a prospective basis. Early adoption is permitted. The Company is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

In December 2025, the FASB issued Accounting Standards Update No. 2025-11, “Interim Reporting (Topic 270), Narrow-Scope Improvements”. While this guidance does not change the fundamental nature of interim reporting or amend the current interim disclosure requirements, intends to improve the navigability of the required interim disclosures and clarify when that guidance is applicable and provides additional guidance on what disclosures should be included in interim reporting periods. It also requires entities to disclose events since the end of the last annual reporting period that have a significant impact on the entity. Under ASU 2025-11, all public entities are required to adopt this guidance for interim periods within annual periods beginning after December 15, 2027. This guidance is effective for entities other than public business entities for interim periods within annual periods beginning after December 15, 2028. The guidance can be applied either prospectively or retrospectively to any or all period periods presented in the financial statements. Early adoption is permitted for all entities. The Company is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, consolidated statements of income and comprehensive income and consolidated statements of cash flows.